LEASES - Lease liabilities (Details) R$ in Thousands	6 Months Ended
Jun. 30, 2024 BRL (R$)
Lands and farms
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	12.27%
Maturity (2)	December/2051
Present value of liabilities	R$ 3,801,227
Machinery and equipment
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.19%
Maturity (2)	April/2035
Present value of liabilities	R$ 265,062
Buildings
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	10.75%
Maturity (2)	September/2031
Present value of liabilities	R$ 120,910
Ships and boats
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.25%
Maturity (2)	February/2039
Present value of liabilities	R$ 2,411,937
Vehicles
Lessee, Operating Leases, Present Value Of Lease Liabilities [Line Items]
Average rate - % p.a. (1)	11.10%
Maturity (2)	November/2028
Present value of liabilities	R$ 5,216